Financial risk management objectives and policies - Schedule of Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Mar. 31, 2024 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 177.7
Lease obligations	390.3
Pension obligation	1.8
Total contractual obligations	1,091.4
Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 5.4
Borrowings, interest rate	0.45%
Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 393.1
Borrowings, interest rate	8.94%
Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	$ 123.1
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	177.7
Lease obligations	92.0
Pension obligation	0.0
Total contractual obligations	314.3
2025 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	5.4
2025 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.0
2025 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	35.2
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	75.8
Pension obligation	0.0
Total contractual obligations	115.1
2026 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2026 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.1
2026 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	35.2
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	66.3
Pension obligation	0.0
Total contractual obligations	105.6
2027 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2027 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	4.1
2027 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	35.2
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	42.1
Pension obligation	0.0
Total contractual obligations	440.5
2028 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2028 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	380.9
2028 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	17.5
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	32.5
Pension obligation	0.0
Total contractual obligations	32.5
2029 | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2029 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2029 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	0.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	81.6
Pension obligation	1.8
Total contractual obligations	83.4
Thereafter | Japan Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	$ 0.0